Income Taxes - Schedule of Deferred Tax Asset (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Deferred Tax Asset [Abstract]
Provision for bad debts	$ 124,479	$ 135,130
Provision for inventory obsolescence	2,634	3,850
Estimated warranty liabilities	9,686	3,977
Totals	$ 136,799	$ 142,957